Subsequent Events - Additional Information (Detail)						6 Months Ended
	Aug. 02, 2024 USD ($) Tranche	Apr. 08, 2024 USD ($) $ / shares	Mar. 26, 2024 USD ($)	Mar. 01, 2024 AffiliatedProperty	Feb. 19, 2024 AffiliatedProperty	Jun. 30, 2024 USD ($)	Aug. 13, 2024 $ / shares	May 02, 2024 $ / shares	Apr. 12, 2024 USD ($)	Apr. 01, 2024 $ / shares	Dec. 31, 2023 USD ($)	Nov. 14, 2023 USD ($) $ / shares	Nov. 13, 2023 USD ($)	Apr. 12, 2023 USD ($)	Mar. 29, 2023 USD ($)
Subsequent Event [Line Items]
Number of affiliated property and casualty insurers | AffiliatedProperty				28
Working Capital Credit Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															$ 48,000,000
YA II PN, Ltd [Member]
Subsequent Event [Line Items]
Aggregate principal amount						$ 14,500,000					$ 10,000,000
Hazel Partners Holdings LLC Letter Agreement [Member] | Working Capital Credit Agreement [Member]
Subsequent Event [Line Items]
Credit facility description	extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025					extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025
Convertible Notes | YA II PN, Ltd [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 5,000,000							$ 13,000,000			$ 15,000,000
Extended maturity date		Sep. 30, 2025
Floor price trigger | $ / shares		$ 1						$ 0.5		$ 0.5		$ 1.28
Amended and Restated Nomura Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount			$ 30,000,000										$ 28,900,000	$ 26,300,000
Extended maturity date			Sep. 30, 2025
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of affiliated property and casualty insurers | AffiliatedProperty					28
Number Of Tranches | Tranche	8
Subsequent Event [Member] | Working Capital Credit Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 14,000,000
Debt instrument original issue discount	40.00%
Line of credit borrowing amount accessible for each tranche	$ 1,750,000
Line Of Credit Facility Funded For Acquiring Additional Claims	2,000,000
Subsequent Event [Member] | Hazel Partners Holdings LLC Letter Agreement [Member] | Working Capital Credit Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 23,300,000
Debt instrument original issue discount	40.00%
Number Of Tranches | Tranche	8
Line of credit borrowing amount accessible for each tranche	$ 1,750,000
Line Of Credit Facility Funded For Acquiring Additional Claims	3,300,000
Proceeds from credit facility	3,500,000
Line of credit facility, maximum remaining borrowing capacity	$ 10,500,000
Subsequent Event [Member] | Convertible Notes | YA II PN, Ltd [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 5,000,000							$ 13,000,000
Extended maturity date		Sep. 30, 2025
Floor price trigger | $ / shares		$ 1					$ 0.15
Subsequent Event [Member] | Amended and Restated Nomura Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount			$ 30,000,000
Extended maturity date			Sep. 30, 2025